LEASES	12 Months Ended
Dec. 31, 2011
LEASES [Abstract]
LEASES
NOTE 19 – LEASES

We have non-cancelable operating leases for certain office facilities, some of which include renewal options and escalation clauses.

A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2011, follows:

(In thousands)

2012	$1,310
2013	1,185
2014	1,018
2015	953
2016	923
2017 and thereafter	3,419
Total	$8,808

Rental expense on operating leases totaled $1.4 million, $1.3 million and $1.2 million in 2011, 2010 and 2009, respectively.